Additional Information to the Statements of Comprehensive Loss Items - Schedule of Geographic Information (Details)) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
IfrsStatementLineItems [Line Items]
Revenues	$ 14,991	$ 16,809
Percentage of revenues	100.00%	100.00%
U.S. [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 13,300	$ 14,938
Percentage of revenues	89.00%	89.00%
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 1,512	$ 892
Percentage of revenues	10.00%	5.00%
Israel [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ (4)	$ 230
Percentage of revenues	0.00%	1.00%
Other [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 183	$ 749
Percentage of revenues	1.00%	5.00%